EARNINGS PER SHARE (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Weighted average number of ordinary shares used to calculate basic earnings per share as at December 31	144,493,989	133,991,210	111,231,769
Basic earnings per share (in USD)	$ 0.51	$ 0.02	$ 0.06